RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 285
Less: current portion	46
Long-term portion	239
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	166
Less: current portion	21
Long-term portion	145
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	119	$ 46
Less: current portion	25	33
Long-term portion	94	13
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	26
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	26	(19)
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	1
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	157
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(156)	(107)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	29
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	9
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	20	55
Investments in equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	229
Investments in equity securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 229	$ 117